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Institutional Class Prospectus | Kinetics Internet Fund
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KINETICS MUTUAL FUNDS, INC.

The Internet Fund

Institutional Class*

*  Institutional Class shares have not commenced operations.

Supplement dated January 23, 2018

to the Prospectus dated April 30, 2017

During the fiscal year ended December 31, 2017, the Kinetics Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, and Kinetics Market Opportunities Fund (each a “Fund” and together, the “Funds”), to varying degrees invested in a Delaware statutory trust (“Bitcoin Investment Trust”), as well as other Bitcoin-related investments, that invest principally in bitcoins. Each Fund’s initial investment in the Bitcoin Investment Trust was less than 1% of its total assets. Because of the dramatic increase in value of this investment, it represented greater than 10% of the value for the Funds, with the exception of the Paradigm Fund and Small Cap Opportunities Fund which were at 5.5% and 3.7%, respectively, as of the fiscal year end. Most of the Funds have contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust, as well as other Bitcoin-related investments, by investing up to 25% of the value of its total assets at the time of the investment in its Subsidiary. Therefore, effective as of the date of this supplement, the following changes are made:

Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Internet Fund
Strategy [Heading]	rr_StrategyHeading	In the “Principal Investment Strategies” summary section for each of the Funds, the following is added following the eighth paragraph:
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Each Fund may invest indirectly in bitcoins primarily through a Delaware statutory trust, which issues shares that are registered with the Securities and Exchange Commission under the Securities Act of 1933 (“Bitcoin Investment Trust”). Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Bitcoin Investment Trust invests principally in bitcoins.

Most Funds recently contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized the laws of the Cayman Islands (individually, the “Subsidiary” and collectively, the “Subsidiaries”). Each Fund will realize capital gain on the transfer to the extent the value of the transferred Bitcoin Investment Trust interest at the time of transfer exceeds its tax basis in the hands of the Fund.

In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust and other similar investments that may not produce qualifying income for the Fund under the Internal Revenue Code, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets at the time of investment in its Subsidiary.

Generally, each Subsidiary invests primarily in the Bitcoin Investment Trust, but also may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. Each Fund will invest in its Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” under Subchapter M (“RICs”). Unlike a Fund, each Subsidiary may invest without limitation in the Bitcoin Investment Trust and other pooled investment vehicles that provide exposure to digital commodities. However, each Fund and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiaries also comply with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike each Fund, the Subsidiaries do not, and will not, seek to qualify as a RIC. Each Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

Risk [Heading]	rr_RiskHeading	In the “Principal Investment Risks” summary section for each of the Funds, the following is added:
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Bitcoin Risk

The value of each Fund’s investment in the Bitcoin Investment Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

Subsidiary Risk

By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or its Subsidiary to continue to operate and could adversely affect the Fund’s performance.

Tax Risk

In order to qualify as a regulated investment company (“RIC”), each Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Bitcoin Investment Trust will not be qualifying income. Each Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from a Fund’s investment in its Subsidiary will not be considered qualifying income. If a Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of that Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE